a series of Northern Lights Fund Trust

Supplement dated March 21, 2011

to the Prospectus dated June 1, 2010

On February 23, 2011, the Board of Trustees of Northern Lights Fund Trust, on behalf of The Currency Strategies Fund (the "Fund"), voted to remove the sales charge (load) on purchases of the Fund's shares.  Effective March 31, 2011, shares of the Fund will be offered without as sales charge or load.  Any contrary references in the Fund's Prospectus and Statement of Additional Information should be disregarded.

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This Supplement, and both the existing Prospectus and Statement of Additional Information both dated June 1, 2010, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated June 1, 2010 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-898-4784.